UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Chech here if Amendmenr [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                        Terry Jolly
Address:                     1100 Louisiana
                             Suite 4810
                             Houston, Texas 77002

13F File Number:             801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                        Terry Jolly
Title:                       Vice President
Phone:                       713-759-2070
Signature, Place and Date of Signing:

    Terry Jolly   Houston, Texas    May 18, 2001

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104       2258        28900   X                         28900
Anadarko Petroleum       Common    032511107      15858       252591   X                        252591
Apache Corp              Common    037411105       8964       155600   X                        155600
BP P.L.C.                Common    055622104       3143        63348   X                         63348
Baker Hughes Inc         Common    057224107       6729       185320   X                        185320
Burlington Resources     Common    122014103       6913       154479   X                        154479
Canadian Natural Resour  Common    136385101       4359       151100   X                        151100
Chevron Corp             Common    166751107      19022       216655   X                        216655
Chieftain International  Common    16867C101       4827       173000   X                        173000
Chiles Offshore, Inc.    Common    16888M104        526        25800   X                         25800
Coflexip Offshore ADR    Common    192384105       4470        68500   X                         68500
Conoco, Inc.             Common    208251306       1641        58400   X                         58400
Conoco, Inc. Class B     Common    208251405       6503       230200   X                        230200
Cooper Cameron Corp      Common    216640102         54         1000   X                          1000
Devon Energy             Common    25179M103       2730        46900   X                         46900
EOG Resources            Common    26875P101       6646       161200   X                        161200
El Paso Energy Corp      Common    283905107      17464       267442   X                        267442
Enron Corp               Common    293561106      12073       207800   X                        207800
Ensign Resources Servic  Common    29357T104       5750       194700   X                        194700
Exxon Mobil Corp         Common    30231G102      83557      1031565   X                       1031565
Forest Oil Corp          Common    346091606       5369       179550   X                        179550
Grey Wolf Inc            Common    397888108        812       125000   X                        125000
Halliburton Co           Common    406216101          7          200   X                           200
Hydrill Company          Common    448774109        629        27500   X                         27500
Kerr McGee Corp          Common    492386107       7563       116536   X                        116536
Kinder Morgan, Inc.      Common    49455P101       4902        92150   X                         92150
McDermott International  Common    580037109       4885       386200   X                        386200
Murphy Oil               Common    626717102       2463        37000   X                         37000
Nabors Industries        Common    629568106        814        15700   X                         15700
Noble Affiliates         Common    654894104       4782       114600   X                        114600
Occidental Pete Corp     Common    674599105       9247       373600   X                        373600
Ocean Energy             Common    67481E106      11822       714310   X                        714310
Petroleum Geo Services   Common    716597109        991       110700   X                        110700
Phillips Petroleum       Common    718507106       3980        72300   X                         72300
Royal Dutch Pete         Common    780257804      35382       638200   X                        638200
Schlumberger LTD         Common    806857108       9292       161300   X                        161300
Spinnaker Exploration C  Common    84855W109       3636        83200   X                         83200
Talisman Energy, Inc     Common    87425E103        545        15000   X                         15000
Texaco Inc               Common    881694103      14292       215234   X                        215234
Tidewater Inc            Common    886423102       5076       112300   X                        112300
USX Marathon Group       Common    902905827       5983       222000   X                        222000
Unocal Corp              Common    915289102        432        12500   X                         12500
Western Gas Resources    Common    958259103        687        21300   X                         21300
Westport Resources, Inc  Common    961415106       7211       343400   X                        343400
Willbros Group, Inc.     Common    969199108      12726      1111400   X                       1111400
Williams Companies       Common    969457100      12876       300500   X                        300500
Knightsbridge Tankers L  Common    G5299G106         15          600   X                           600
Santa Fe International   Common    G7805C108       7546       232190   X                        232190
Transocean Sedco Forex   Common    G90078109       2955        68155   X                         68155
Core Labs NV             Common    N22717107       2481       132200   X                        132200

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

For 13F Information Table Entry Total:  50

Form 13F Information Table Value Total: 392,888
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